Share-Based Payments - Schedule of Share Options Outstanding and Exercisable (Details)	12 Months Ended
	Mar. 31, 2025 shares $ / shares	Mar. 31, 2024 shares	Mar. 31, 2025 shares $ / shares
CAD
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of stock options | shares	2,735,066	3,320,696	2,735,066
Weighted average remaining exercise period – in years	4 years 4 months 9 days	5 years 3 months 14 days
CAD | 1.90 to 2.55
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of stock options | shares	448,632	730,264	448,632
Weighted average remaining exercise period – in years	4 years 7 months 20 days	4 years 5 months 23 days
CAD | 2.56 to 2.96
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of stock options | shares	285,000	295,000	285,000
Weighted average remaining exercise period – in years	8 months 15 days	1 year 7 months 17 days
CAD | 2.97 to 3.30
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of stock options | shares	1,142,434	1,316,432	1,142,434
Weighted average remaining exercise period – in years	5 years 10 months 20 days	7 years 1 month 13 days
CAD | 3.31 to 3.95
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of stock options | shares	483,000	550,000	483,000
Weighted average remaining exercise period – in years	3 years 3 months 25 days	4 years 5 months 19 days
CAD | 3.96 to 4.55
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of stock options | shares	376,000	429,000	376,000
Weighted average remaining exercise period – in years	3 years 5 months 15 days	4 years 7 months 2 days
CAD | Bottom of range | 1.90 to 2.55
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD/USD per option)	$ 1.90
CAD | Bottom of range | 2.56 to 2.96
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD/USD per option)	2.56
CAD | Bottom of range | 2.97 to 3.30
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD/USD per option)	2.97
CAD | Bottom of range | 3.31 to 3.95
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD/USD per option)	3.31
CAD | Bottom of range | 3.96 to 4.55
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD/USD per option)	3.96
CAD | Top of range | 1.90 to 2.55
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD/USD per option)	2.55
CAD | Top of range | 2.56 to 2.96
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD/USD per option)	2.96
CAD | Top of range | 2.97 to 3.30
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD/USD per option)	3.30
CAD | Top of range | 3.31 to 3.95
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD/USD per option)	3.95
CAD | Top of range | 3.96 to 4.55
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD/USD per option)	$ 4.55
USD
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of stock options | shares	812,075	1,016,575	812,075
Weighted average remaining exercise period – in years	5 years 7 months 9 days	6 years 6 months 7 days
USD | 1.67 to 2.25
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of stock options | shares	115,000	165,000	115,000
Weighted average remaining exercise period – in years	5 years 2 months 23 days	6 years 2 months 23 days
USD | 2.26 to 2.75
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of stock options | shares	554,825	624,825	554,825
Weighted average remaining exercise period – in years	6 years 1 month 2 days	7 years 1 month 24 days
USD | 2.76 to 3.44
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of stock options | shares	142,250	226,750	142,250
Weighted average remaining exercise period – in years	4 years 3 days	4 years 11 months 15 days
USD | Bottom of range | 1.67 to 2.25
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD/USD per option)			$ 1.67
USD | Bottom of range | 2.26 to 2.75
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD/USD per option)			2.26
USD | Bottom of range | 2.76 to 3.44
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD/USD per option)			2.76
USD | Top of range | 1.67 to 2.25
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD/USD per option)			2.25
USD | Top of range | 2.26 to 2.75
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD/USD per option)			2.75
USD | Top of range | 2.76 to 3.44
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD/USD per option)			$ 3.44